Capital Structure and Per Share Data	12 Months Ended
Dec. 31, 2011
Capital Structure and Per Share Data [Abstract]
Capital Structure and Per Share Data

9. Capital Structure and Per Share Data

Preferred Stock - Sonic has 3,000,000 shares of “blank check” preferred stock authorized with such designations, rights and preferences as may be determined from time to time by the Board of Directors. The Board of Directors has designated 300,000 shares of preferred stock as Class A convertible preferred stock, par value $0.10 per share (the “Preferred Stock”) which is divided into 100,000 shares of Series I Preferred Stock, 100,000 shares of Series II Preferred Stock, and 100,000 shares of Series III Preferred Stock. There were no shares of Preferred Stock issued or outstanding at December 31, 2011 and 2010.

Common Stock - Sonic has two classes of common stock. Sonic has authorized 100,000,000 shares of Class A common stock at a par value of $0.01 per share. Class A common stock entitles its holder to one vote per share. Sonic has also authorized 30,000,000 shares of Class B common stock at a par value of $0.01 per share. Class B common stock entitles its holder to ten votes per share, except in certain circumstances. Each share of Class B common stock is convertible into one share of Class A common stock either upon voluntary conversion at the option of the holder, or automatically upon the occurrence of certain events, as provided in Sonic’s charter. The two classes of stock share equally in dividends and in the event of liquidation.

Share Repurchases - Sonic’s Board of Directors has authorized Sonic to expend up to $295.0 million to repurchase shares of its Class A common stock. As of December 31, 2011, Sonic had repurchased a total of approximately 15,778,000 shares of Class A common stock at an average price per share of approximately $15.76 and had redeemed 13,801.5 shares of Class A convertible preferred stock at an average price of $1,000 per share. As of December 31, 2011, Sonic had approximately $32.5 million remaining under the Board’s authorization.

Per Share Data - The calculation of diluted earnings per share considers the potential dilutive effect of options and shares under Sonic’s stock compensation plans, Class A common stock purchase warrants, the 5.0% Convertible Notes and the 6.0% Senior Secured Convertible Notes due 2012 (the “6.0% Convertible Notes”). Sonic’s non-vested restricted stock and restricted stock units contain rights to receive non-forfeitable dividends, and thus, are considered participating securities and should be included in the two-class method of computing earnings per share. The following table illustrates the dilutive effect of such items on earnings per share for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31, 2011
		Income (Loss) From Continuing Operations		Income (Loss) From Discontinued Operations		Net Income (Loss)
	Weighted Average Shares	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
		(In thousands, except per share amounts)
Earnings (loss) and shares	52,358	$77,018		$(764)		$76,254
Effect of participating securities:
Non-vested restricted stock and stock units		(997)		—		(997)

Basic earnings (loss) and shares	52,358	$76,021	$1.45	$(764)	$(0.01)	$75,257	$1.44
Effect of dilutive securities:
Contingently convertible debt (5.0% Convertible Notes)	12,517	9,249		51		9,300
Stock compensation plans	589

Diluted earnings (loss) and shares	65,464	$85,270	$1.30	$(713)	$(0.01)	$84,557	$1.29

	Year Ended December 31, 2010
		Income (Loss) From Continuing Operations		Income (Loss) From Discontinued Operations		Net Income (Loss)
	Weighted Average Shares	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
		(In thousands, except per share amounts)
Earnings (loss) and shares	52,214	$95,732		$(5,803)		$89,929
Effect of participating securities:
Non-vested restricted stock and stock units		(920)		—		(920)

Basic earnings (loss) and shares	52,214	$94,812	$1.82	$(5,803)	$(0.12)	$89,009	$1.70
Effect of dilutive securities:
Contingently convertible debt (5.0% Convertible Notes)	12,890	8,967		86		9,053
Stock compensation plans	690

Diluted earnings (loss) and shares	65,794	$103,779	$1.58	$(5,717)	$(0.09)	$98,062	$1.49

	Year Ended December 31, 2009
		Income (Loss) From Continuing Operations		Income (Loss) From Discontinued Operations		Net Income (Loss)
	Weighted Average Shares	Amount	Per Share Amount	Amount	Per Share Amount	Amount	Per Share Amount
	(In thousands, except per share amounts)
Earnings (loss) and shares	43,836	$57,019		$(25,471)		$31,548
Effect of participating securities:
Non-vested restricted stock and stock units		(405)		—		(405)

Basic earnings (loss) and shares	43,836	$56,614	$1.29	$(25,471)	$(0.58)	$31,143	$0.71
Effect of dilutive securities:
Contingently convertible debt (5.0% Convertible Notes)	3,496	2,211		69		2,280
Contingently convertible debt (6.0% Convertible Notes)	7,833	911		28		939
Stock compensation plans	667

Diluted earnings (loss) and shares	55,832	$59,736	$1.07	$(25,374)	$(0.45)	$34,362	$0.62

In addition to the stock options included in the tables above, options to purchase approximately 1.9 million, 2.3 million and 2.4 million shares of Class A common stock were outstanding during the years ended December 31, 2011, 2010 and 2009, respectively, but were not included in the computation of diluted net income per share because the options were not dilutive.